Income Tax (Tables)	12 Months Ended
Feb. 28, 2014
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2014	2013	2012

Earnings before income taxes:
Canada	$1,441,059	$1,017,263	$1,797,445
United States	(22,356)	(119,307)	(153,484)
Total	$1,418,703	$897,956	$1,643,961

Provision for income taxes:
Current	$-	$-	$-
Deferred, Canada	255,408	306,652	93,103
Deferred, United States	-	-	-
Total	$255,408	$306,652	$93,103

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2014	2013	2012

Tax at statutory rates at CDN rates	$367,903	$220,492	$431,540
Foreign loss taxed at US rates	(3,360)	(16,690)	(17,894)
Effect of change in statutory rate	-	-	14,400
Effect of foreign exchange on loss carry-forwards	(236,464)	(150,732)	(100,346)
Non-deductible expenses	26,232	37,979	108,776
Expiry of loss carry-forwards	-	-	104,076
Other items, net	(156,542)	38,652	(23,278)
Change in valuation allowance	257,639	176,951	(424,171)
Income tax provision for year	$255,408	$306,652	$93,103

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2014	2013

Operating and other losses carried forward	$4,907,476	$4,755,713
Property, plant and equipment	821,547	935,074
Trademark and deferred costs	113,355	104,716
Un-realized foreign exchange loss	(1,068)	43,576
Financing costs	-	-
Total deferred tax assets	5,841,310	5,839,079
Valuation allowance	(3,688,743)	(3,431,104)

Net deferred tax assets	$2,152,567	$2,407,975